CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Parenthetical - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Details
Allowance for Doubtful Accounts Receivable, Current	$ 24,693	$ 70,811